Segment Information - Schedule of Carrying Amounts of Long-Lived Assets Pertaining to Group's Major Operations Located Outside Russia (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	$ 2,188,341	$ 2,253,571
CIS [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	1,660,489	1,762,393
Romania entities [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	7,230	228,564
Bulgaria entities [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	94	48,545
German entities [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	39,908	43,132
Lithuania [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	7	8,672
Turkey [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	5,680	5,686
Switzerland/Liechtenstein [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	259	95
Chezh Republic[Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	17,956	951
Austria [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	25,928
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	$ 15,985	$ 10,896